Interest-bearing loans and borrowings1 - Summary of Interest-bearing loans and borrowings (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Working capital term loan (secured)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	₨ 5,525	₨ 5,630
Loan from bank (secured)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings		1,229
Acceptances (secured)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	2,169	603
Buyer's / supplier's credit (secured)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	2,949	4,496
Loan from related party (unsecured) (refer note 44)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings		190
Total [Member]
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	₨ 10,643	₨ 12,148